Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Assets	$ 10,216,057,804	$ 10,488,176,207
Liabilities	8,198,813,805	8,592,294,336
Shareholders’ Equity	2,017,243,999	1,895,881,871	$ 1,846,912,941	$ 1,669,471,836
Net Income for the Year	337,169,628	151,257,454	$ 188,618,946
Agri Tech Investments Argentina S.A.U.
Disclosure of subsidiaries [line items]
Assets	2,787,696	922,371
Liabilities	904,641	248,385
Shareholders’ Equity	1,883,055	673,986
Net Income for the Year	(781,476)	19,338
Agri Tech Investments LLC
Disclosure of subsidiaries [line items]
Assets	1,303,364	674,194
Liabilities	0	0
Shareholders’ Equity	1,303,364	674,194
Net Income for the Year	(1,371,520)	19,357
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subsidiaries [line items]
Assets	8,662,949,001	9,131,354,980
Liabilities	7,011,484,525	7,569,680,665
Shareholders’ Equity	1,651,464,476	1,561,674,315
Net Income for the Year	281,633,788	(126,628,917)
Cobranzas Regionales S.A.
Disclosure of subsidiaries [line items]
Assets	0	12,601,303
Liabilities	0	2,556,644
Shareholders’ Equity	0	10,044,659
Net Income for the Year	(3,714,620)	(10,905,321)
Galicia Asset Management S.A.U.
Disclosure of subsidiaries [line items]
Assets	28,776,139	22,723,599
Liabilities	9,539,077	8,228,941
Shareholders’ Equity	19,237,062	14,494,658
Net Income for the Year	24,701,384	19,072,952
Galicia Broker Asesores de Seguros S.A.
Disclosure of subsidiaries [line items]
Assets	1,642,905	1,207,243
Liabilities	537,029	509,737
Shareholders’ Equity	1,105,876	697,506
Net Income for the Year	1,467,113	183,843
Galicia Capital US LLC
Disclosure of subsidiaries [line items]
Assets	40,424
Liabilities	0
Shareholders’ Equity	40,424
Net Income for the Year	(15,658)
Galicia Holdings US Inc.
Disclosure of subsidiaries [line items]
Assets	40,432
Liabilities	40,424
Shareholders’ Equity	8
Net Income for the Year	4
Galicia Investments LLC
Disclosure of subsidiaries [line items]
Assets	7,992
Liabilities	0
Shareholders’ Equity	7,992
Net Income for the Year	(7,201)
Galicia Retiro Compaa de Seguros S.A
Disclosure of subsidiaries [line items]
Assets	3,880,873	3,770,057
Liabilities	3,095,041	3,091,618
Shareholders’ Equity	785,832	678,439
Net Income for the Year	108,782	181,703
Galicia Securities S.A.U.
Disclosure of subsidiaries [line items]
Assets	57,941,669	16,479,976
Liabilities	46,618,845	10,224,949
Shareholders’ Equity	11,322,824	6,255,027
Net Income for the Year	12,781,876	4,482,657
Galicia Seguros S A U
Disclosure of subsidiaries [line items]
Assets	22,906,960	36,416,717
Liabilities	8,789,124	22,306,927
Shareholders’ Equity	14,117,836	14,109,790
Net Income for the Year	7,052,093	7,422,669
Galicia Ventures LP
Disclosure of subsidiaries [line items]
Assets	799,228
Liabilities	0
Shareholders’ Equity	799,228
Net Income for the Year	220,112
Galicia Warrants S.A.
Disclosure of subsidiaries [line items]
Assets	5,580,177	5,878,564
Liabilities	1,897,173	1,949,904
Shareholders’ Equity	3,683,004	3,928,660
Net Income for the Year	167,512	270,679
Nera Uruguay SA
Disclosure of subsidiaries [line items]
Assets	0
Liabilities	529
Shareholders’ Equity	(529)
Net Income for the Year	258
IGAM LLC
Disclosure of subsidiaries [line items]
Assets	11,994,962	7,925,536
Liabilities	2,250	1,532
Shareholders’ Equity	11,992,712	7,924,004
Net Income for the Year	1,491,039	(7,826,988)
INVIU S.A.U.
Disclosure of subsidiaries [line items]
Assets	49,930,173	16,765,655
Liabilities	42,180,270	9,574,374
Shareholders’ Equity	7,749,903	7,191,281
Net Income for the Year	558,616	(7,499,677)
INVIU Capital Markets Limited
Disclosure of subsidiaries [line items]
Assets	18,206
Liabilities	17
Shareholders’ Equity	18,189
Net Income for the Year	9,403
INVIU Technology Limited
Disclosure of subsidiaries [line items]
Assets	2,790
Liabilities	0
Shareholders’ Equity	2,790
Net Income for the Year	(2,460)
INVIU Uruguay Agente de Valores S.A.
Disclosure of subsidiaries [line items]
Assets	1,859,603	13,225,498
Liabilities	1,159,691	12,947,268
Shareholders’ Equity	699,912	278,230
Net Income for the Year	(372,663)	(241,241)
Naranja Digital Compañía Financiera S.A.U.
Disclosure of subsidiaries [line items]
Assets	245,802,363	100,603,593
Liabilities	230,814,027	89,709,327
Shareholders’ Equity	14,988,336	10,894,266
Net Income for the Year	(6,759,772)	(9,294,061)
Sudamericana Holding S.A.
Disclosure of subsidiaries [line items]
Assets	32,504,862	16,350,623
Liabilities	2,489,822	40,190
Shareholders’ Equity	30,015,040	16,310,433
Net Income for the Year	11,660,967	7,495,557
Sudamericana Seguros Galicia S.A. (formerly Seguros SURA S.A.)
Disclosure of subsidiaries [line items]
Assets	159,225,575
Liabilities	143,563,039
Shareholders’ Equity	15,662,536
Net Income for the Year	455,197
Tarjeta Naranja S.A.U.
Disclosure of subsidiaries [line items]
Assets	1,107,822,562	1,288,657,713
Liabilities	870,967,815	1,053,115,050
Shareholders’ Equity	236,854,747	235,542,663
Net Income for the Year	28,531,945	29,359,014
Tarjetas Regionales S.A.
Disclosure of subsidiaries [line items]
Assets	274,378,940	266,029,478
Liabilities	11,334	22,867
Shareholders’ Equity	274,367,606	266,006,611
Net Income for the Year	15,440,229	3,420,330
Well Assistance S.A.U.
Disclosure of subsidiaries [line items]
Assets	554	311,408
Liabilities	3,321	0
Shareholders’ Equity	(2,767)	311,408
Net Income for the Year	$ (2,767)	$ 0